Trade receivables and other customer-related balances - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Satisfied performance obligations	€ 1,400	€ 1,600
Credit risk | Total net receivables
Fair value of financial instruments
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	€ 16	€ 160	€ 10